Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Schedule of Segment Information for the Reportable Segments

The segment information for the reportable segments for the year ended June 30, 2026 is as follows:

	Research and development	Hyper-immune products	Corporate	Total
2026	A$	A$	A$	A$
Hyper-immune products revenue	-	7,713,601	-	7,713,601
Cost of sales of goods	-	(2,738,529)	-	(2,738,529)
Gross profit	-	4,975,072	-	4,975,072
Other income	1,122,132	47,737	-	1,169,869
Net foreign exchange gains/(losses)	-	-	(285,115)	(285,115)
Movement in inventory provision	-	-	-	-
General and administrative expenses	-	-	(4,305,555)	(4,305,555)
Research and development expenses	(1,933,440)	-	-	(1,933,440)
Selling and marketing expenses	-	(3,471,556)	-	(3,471,556)
Operating profit/(loss)	(811,308)	1,551,253	(4,590,670)	(3,850,725)
Finance income	-	-	185,438	185,438
Finance costs	-	-	(14,712)	(14,712)
Share of loss from associates	-	-	-	-
Profit/(loss) for the year	(811,308)	1,551,253	(4,419,944)	(3,679,999)
Assets
Segment assets	782,313	2,900,653	9,468,732	13,151,698
Total assets	782,313	2,900,653	9,468,732	13,151,698
Liabilities
Segment liabilities	179,995	744,280	1,062,396	1,986,671
Total liabilities	179,995	744,280	1,062,396	1,986,671

The segment information for the reportable segments for the year ended June 30, 2025 is as follows:

	Research and development	Hyper-immune products	Corporate	Total
2025	A$	A$	A$	A$
Hyper-immune products revenue	-	7,287,002	-	7,287,002
Cost of sales of goods	-	(2,521,903)	-	(2,521,903)
Gross profit	-	4,765,099	-	4,765,099
Other income	1,380,993	30,512	-	1,411,505
Net foreign exchange gains/(losses)	-	-	12,183	12,183
General and administrative expenses	(562,960)	-	(3,920,663)	(4,483,623)
Research and development expenses	(3,597,296)	-	-	(3,597,296)
Selling and marketing expenses	-	(3,452,416)	-	(3,452,416)
Operating profit/(loss)	(2,779,263)	1,343,195	(3,908,480)	(5,344,548)
Finance income	-	-	135,866	135,866
Finance costs	-	-	(7,305)	(7,305)
Profit/(loss) for the year	(2,779,263)	1,343,195	(3,779,919)	(5,215,987)

Assets
Segment assets	1,110,514	1,737,563	7,281,765	10,129,842
Total assets	1,110,514	1,737,563	7,281,765	10,129,842

Liabilities
Segment liabilities	230,875	617,461	1,212,451	2,060,787
Total liabilities	230,875	617,461	1,212,451	2,060,787

The segment information for the reportable segments for the year ended June 30, 2024 is as follows:

	Research and development	Hyper-immune products	Corporate	Total
2024	A$	A$	A$	A$
Hyper-immune products revenue	-	4,902,865	-	4,902,865
Cost of sales of goods	-	(1,566,068)	-	(1,566,068)
Gross profit	-	3,336,797	-	3,336,797
Other income	3,364,439	43,760	-	3,408,199
Fair value losses to financial assets	-	-	(557,676)	(557,676)
Net foreign exchange gains/(losses)	-	-	(27,603)	(27,603)
General and administrative expenses	(460,251)	(3,565)	(4,091,910)	(4,555,726)
Research and development expenses	(5,375,461)	-	-	(5,375,461)
Selling and marketing expenses	-	(2,029,648)	-	(2,029,648)
Operating profit/(loss)	(2,471,273)	1,347,344	(4,677,189)	(5,801,118)
Finance income	-	-	327,756	327,756
Finance costs	-	-	(7,576)	(7,576)
Share of loss from associates	-	-	(1,456,019)	(1,456,019)
Profit/(loss) for the year	(2,471,273)	1,347,344	(5,813,028)	(6,936,957)
Assets
Segment assets	768,370	2,845,096	11,936,503	15,549,969
Total assets	768,370	2,845,096	11,936,503	15,549,969
Liabilities
Segment liabilities	604,018	206,524	2,029,983	2,840,525
Total liabilities	604,018	206,524	2,029,983	2,840,525

Schedule of Major Product Lines and Geographical Regions

The group derives revenue from the transfer of hyper-immune products at a point in time in the following major product lines and geographical regions:

	Travelan			ProIBS	Protectyn
	Australia	United States	Canada	Australia	Australia	Total
2026	A$	A$	A$	A$	A$	A$
Hyper-immune products revenue	5,672,502	1,768,411	165,668	85,221	21,799	7,713,601
Revenue from external customers	5,672,502	1,768,411	165,668	85,221	21,799	7,713,601

	Travelan			Protectyn
	Australia	United States	Canada	Australia	Total
2025	A$	A$	A$	A$	A$
Hyper-immune products revenue	5,201,385	1,658,336	378,706	48,575	7,287,002
Revenue from external customers	5,201,385	1,658,336	378,706	48,575	7,287,002

	Travelan			Protectyn
	Australia	United States	Canada	Australia	Total
2024	A$	A$	A$	A$	A$
Hyper-immune products revenue	3,702,876	1,075,614	80,888	43,487	4,902,865
Revenue from external customers	3,702,876	1,075,614	80,888	43,487	4,902,865

Schedule of Major Customers

During the years ended June 30, 2026, 2025 and 2024, the Company had the following major customers in the hyper-immune product segment with revenues amounting to 10 percent or more of total group revenues:

	2026 A$	2025 A$	2024 A$
Customer A	4,199,953	3,272,556	2,308,425
Customer B	1,239,030	1,558,156	957,076
Customer C	1,045,802	958,031	842,173
Customer D	977,392	860,086	552,509
	7,462,177	6,648,829	4,660,183